10. Major Customers	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
10. Major Customers

10.	Major Customers

During the year ended December 31, 2012, two customers accounted for approximately 73% of revenues, while four customers accounted for approximately 78% of revenues during the year ended December 31, 2011.